Organization and Nature of Operations (Details) - Schedule of Major Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Zhejiang Haowei Technology Co., Ltd. (“Zhejiang Haowei”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 16, 2019	Jul. 16, 2019
Place of incorporation	Hangzhou, China	Hangzhou, China
Ownership percentage	100.00%	100.00%
Principal activities	Research and development of ICs	Research and development of ICs
Zhejiang Nanomicro Technology Co., Ltd. (“Zhejiang Nanomicro”) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 16, 2019	Jul. 16, 2019
Place of incorporation	Hangzhou, China	Hangzhou, China
Ownership percentage	100.00%	100.00%
Principal activities	Research and development of ICs	Research and development of ICs
Zhejiang NanoBlock Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation		Jul. 16, 2019
Place of incorporation		Hangzhou, China
Ownership percentage		100.00%
Principal activities		Research and development of ICs
Zhejiang Ipollo Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Aug. 18, 2020	Aug. 18, 2020
Place of incorporation	Hangzhou, China	Hangzhou, China
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Nano Labs HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Sep. 08, 2020	Sep. 08, 2020
Place of incorporation	Hong Kong	Hong Kong
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Nano Labs Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Dec. 22, 2020	Dec. 22, 2020
Place of incorporation	BVI	BVI
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Zhejiang Weike Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jun. 02, 2021	Jun. 02, 2021
Place of incorporation	Hangzhou, China	Hangzhou, China
Ownership percentage	100.00%	100.00%
Principal activities	Research and development of software	Research and development of software
IPOLLO PTE. LTD. (formerly IPOLLO MINER PTE.LTD.) [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jun. 09, 2021	Jun. 09, 2021
Place of incorporation	Singapore	Singapore
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Ipollo Tech Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jun. 29, 2021	Jun. 29, 2021
Place of incorporation	BVI	BVI
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Nano Tech Cayman Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 06, 2021	Jul. 06, 2021
Place of incorporation	Cayman	Cayman
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Nano Technology HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 07, 2021	Jul. 07, 2021
Place of incorporation	Hong Kong	Hong Kong
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Ipollo HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jul. 07, 2021	Jul. 07, 2021
Place of incorporation	Hong Kong	Hong Kong
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Zhejiang Metaverse Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Aug. 12, 2021	Aug. 12, 2021
Place of incorporation	Hangzhou, China	Hangzhou, China
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Ipollo Tech Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Oct. 27, 2021	Oct. 27, 2021
Place of incorporation	Cayman	Cayman
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Haowei Technology (Shaoxing) Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 03, 2021	Nov. 03, 2021
Place of incorporation	Shaoxing, China	Shaoxing, China
Ownership percentage	100.00%	100.00%
Principal activities	Investment	Investment
Shenzhen Matamata Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Nov. 17, 2021	Nov. 17, 2021
Place of incorporation	Shenzhen, China	Shenzhen, China
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Shenzhen Matavos Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Dec. 21, 2021	Dec. 21, 2021
Place of incorporation	Shenzhen, China	Shenzhen, China
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Tsuki Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation		Jan. 07, 2022
Place of incorporation		United States
Ownership percentage		100.00%
Principal activities		Distribution of products
Metaski (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 13, 2022	Jan. 13, 2022
Place of incorporation	Shaoxing, China	Shaoxing, China
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Haoweiverse (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 13, 2022	Jan. 13, 2022
Place of incorporation	Shaoxing, China	Shaoxing, China
Ownership percentage	65.00%	65.00%
Principal activities	Plant and distribution of products	Plant and distribution of products
Metameta (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	Jan. 25, 2022	Jan. 25, 2022
Place of incorporation	Shaoxing, China	Shaoxing, China
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Ipolloverse HK Limited [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 18, 2022	May 18, 2022
Place of incorporation	Hong Kong	Hong Kong
Ownership percentage	70.00%	70.00%
Principal activities	Research and development	Research and development
Metaverse (Shaoxing) Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 20, 2022	May 20, 2022
Place of incorporation	Shaoxing, China	Shaoxing, China
Ownership percentage	100.00%	100.00%
Principal activities	Distribution of products	Distribution of products
Ipolloverse Cayman Ltd [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 27, 2022	May 27, 2022
Place of incorporation	Cayman	Cayman
Ownership percentage	70.00%	70.00%
Principal activities	Investment	Investment
‣ Ipolloverse Tech Inc [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation	May 30, 2022	May 30, 2022
Place of incorporation	BVI	BVI
Ownership percentage	70.00%	70.00%
Principal activities	Investment	Investment
Hangzhou Meta Technology Co., Ltd. [Member]
Schedule of Major Subsidiaries [Line Items]
Date of incorporation		Oct. 21, 2022
Place of incorporation		Hangzhou, China
Ownership percentage		100.00%
Principal activities		Distribution of products